LEASES - Schedule of Undiscounted Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 145.1	$ 140.3
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	36.3	28.6
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	24.1	24.1
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	23.3	20.6
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	21.0	20.2
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	13.6	17.9
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 26.8	$ 28.9